Basis of Preparation	6 Months Ended
Jun. 30, 2013
Basis Of Preparation [Abstract]
Basis of Preparation
Note 2 - Basis of Preparation

Statement of compliance

The accompanying unaudited condensed consolidated interim financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and do not include all of the information required for full annual financial statements. They should be read in conjunction with the audited consolidated financial statements and footnotes included in the Company's 2012 annual consolidated financial statements, which were filed with the U.S. Securities and Exchange Commission as part of the Company's annual report on Form 20-F for the year ended December 31, 2012.

In the opinion of management of the Company, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six-month period ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ended December 31, 2013 or for any other future period.